Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,701,154)	$ (4,202,628)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	5,532	28,950
Allowance for doubtful accounts	2,066	5,892
Common stock, restricted stock units and stock options issued for services and board compensation	2,684,602	1,508,769
Gain of purchase price adjustment to goodwill	0	(759,428)
Impairment of goodwill	0	759,428
Loss on Extinguishment of debt	0	32,500
Change in fair value of contingent consideration	1,449,857	(115,822)
Non-cash gain on settlement of contingent consideration	(180,000)	0
Change in fair value of derivative liabilities	(65,060)	(393,509)
Shares of common stock issued for debt amendment	0	15,500
Fair value of embedded conversion feature in convertible debentures in excess of allocated proceeds	2,756,899	71,224
Amortization of debt discount	3,646,161	960,061
Amortization of intangibles	624,404	550,789
Changes in operating assets and liabilities, net of acquisition amounts
Accounts receivable	47,456	102,612
Prepaid expense and other current assets	(279,786)	27,653
Deposits	0	6,961
Inventories	(345,413)	11,516
Accounts payable and accrued expense	694,547	(206,657)
Accrued compensation	856,803	535,862
Accrued Interest payable	31,907	29,745
Deferred revenue and customer deposits	(13,079)	(1,145)
Net Cash Used in Operating Activities	(1,784,258)	(1,031,727)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property & equipment	0	(9,540)
Purchase of intangible assets	0	(3,276)
Payments on contingent consideration	(172,103)	0
Net Cash Used in Investing Activities	(172,103)	(12,816)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of line of credit convertible debenture – related party	(409,192)	(14,886)
Financing costs in connection with issuance of convertible debentures	(40,000)	(82,500)
Proceeds from short-term loans payable	21,800	258,278
Payments on short-term loans payable	(252,151)	(27,927)
Proceeds from notes payable and convertible debentures	3,574,000	1,455,000
Payments on notes payable	(449,204)	(440,000)
Proceeds from warrant exercises	310,140	0
Proceeds from non-convertible debentures - related party	0	50,000
Payments on non-convertible debentures - related party	(25,000)	(105,000)
Net Cash Provided by Financing Activities	2,730,393	1,092,965
NET CHANGE IN CASH	774,032	48,422
CASH AT BEGINNING OF PERIOD	55,901	7,479
CASH AT END OF PERIOD	829,933	55,901
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION :
Cash paid for income taxes	0	2,400
Cash paid for interest	229,046	107,764
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION :
Common stock issued for conversion of notes payable	3,264,705	167,000
Reclassification of the fair value of the embedded conversion features from derivative liability to additional paid-in capital upon conversion	3,111,828	0
Cashless exercise of warrants	3,385	0
Reclassification of the fair value of the warrants from derivative liability to additional paid-in capital upon cashless exercise	518,224	0
Common stock issued to Novalere Holdings for payment of the acquisition contingent consideration as a result of an amendment and supplement to the registration rights and stock restriction agreement	2,971,641	0
Relative fair value of common stock issued in connection with notes payable recorded as debt discount	276,167	0
Common stock issued for acquisition	0	2,071,625
Fair value of the contingent consideration for acquisition	330,000	2,905,425
Return of shares of common stock related to license agreement	0	38,000
Fair value of embedded conversion feature derivative liabilities recorded as debt discount	687,385	830,560
Fair value of warrants issued to placement agents in connection with convertible debentures recorded as debt discount	357,286	68,419
Fair value of unamortized non-forfeitable common stock issued to consultant included in prepaid expense and other current assets	170,600	0
Fair value of non-forfeitable common stock to be issued to consultant included in prepaid expense and other current assets and accounts payable and accrued expense	360,000	0
Issuance of shares of common stock for vested restricted stock units	19,316	500
Relative fair value of common stock issued in connection with convertible debentures	1,127,225	374,474
Relative fair value of warrants issued in connection with convertible debentures	445,603	89,551
Fair value of warrant derivative liabilities recorded as debt discount	0	226,297
Proceeds from note payable paid to seller in connection with acquisition	300,000	0
Financing costs paid with proceeds from note payable	7,500	0
Fair value of beneficial conversion feature on line of credit convertible debenture – related party	3,444	8,321
Accrued interest added to principal in connection with amendment of notes payable	$ 0	$ 3,200